Financial Instruments (Details) - Schedule of financial assets and financial liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial assets and financial liabilities [Abstract]
Cash and restricted deposits	$ 6,920	$ 1,956
Government authorities	52	103
Other receivables	2,504	183
Total financial assets at amortized cost	9,476	2,242
Current financial liabilities carried at amortized cost		188
Credit from others, including short-term lease liability	45
Warrants liability	359	353
Lease liability	18
Total financial and lease liabilities	$ 422	$ 541